EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	81,849,805	62,910,220	69,663,192
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,523,457,459	1,573,371,868	1,568,828,941
Unexercised options and other share-based plans (in shares)	91,632,045	55,500,881
Total diluted shares (in shares)	1,615,089,504	1,628,872,749
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,523,372,339	1,573,286,748
Common Class B | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120	85,120